Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
For the twelve month period ended December 31,
2016	$ 13,757
2017	13,729
2018	13,729
2019	13,729
2020	11,042
Thereafter	34,532
Total	100,518	$ 115,382	$ 131,382
M/V Cape Agamemnon
For the twelve month period ended December 31,
2016	5,372
2017	5,357
2018	5,357
2019	5,357
2020	2,657
Thereafter	0
Total	24,100	29,457	34,814
M/V Hyundai Premium
For the twelve month period ended December 31,
2016	1,668
2017	1,668
2018	1,668
2019	1,668
2020	1,668
Thereafter	6,720
Total	15,060	16,728	18,396
M/V Hyundai Paramount
For the twelve month period ended December 31,
2016	1,670
2017	1,670
2018	1,670
2019	1,670
2020	1,670
Thereafter	6,839
Total	15,189	16,858	18,528
M/V Hyundai Prestige
For the twelve month period ended December 31,
2016	1,697
2017	1,693
2018	1,693
2019	1,693
2020	1,697
Thereafter	6,717
Total	15,190	16,882	18,575
M/V Hyundai Privilege
For the twelve month period ended December 31,
2016	1,676
2017	1,672
2018	1,672
2019	1,672
2020	1,676
Thereafter	7,103
Total	15,471	17,144	18,816
M/V Hyundai Platinum
For the twelve month period ended December 31,
2016	1,674
2017	1,669
2018	1,669
2019	1,669
2020	1,674
Thereafter	7,153
Total	$ 15,508	$ 17,177	$ 18,846